Pension and other post-employment benefits - Schedule of Target Plan Asset Allocation (Details)	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	45.00%
Equity securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%
Equity securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	100.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	46.00%
Debt securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%
Debt securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	80.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	9.00%
Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	0.00%
Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	20.00%